FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / bbl	Dec. 31, 2020 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Derivative financial assets	¥ 18,359	¥ 12,353
Derivative financial liabilities	¥ 3,214	¥ 4,808
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Increase / Decrease In Net Income Attributed To Commodity Price Risk	¥ 2,996	¥ 3,592
Decrease/Increase in other reserves attributed to commodity price risk	¥ 1,160	¥ 10,379